Retirement-Related Benefits - Pension and Nonpension Postretirement Plan Changes - (Details) $ in Millions	1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2022 USD ($)	Jan. 01, 2023	Dec. 31, 2021 USD ($)
Retirement-Related Benefits
Benefit plan obligation and plan assets transferred to insurers	$ 16,000
Pre-tax pension settlement charge		$ 5,900		$ 5,894
Pension settlement charge, net of tax		4,400		4,400
Accumulated other comprehensive income/(loss)			$ (16,740)	$ (16,740)		$ (23,234)
Pension Plans
Retirement-Related Benefits
Percentage of plan funded			101.00%	101.00%
Pension Plans | U.S.
Retirement-Related Benefits
Accumulated benefit obligation			$ 21,493	$ 21,493		$ 48,182
Qualified Plans | U.S.
Retirement-Related Benefits
Benefit plan obligation and plan assets transferred to insurers	$ 16,000
Qualified Plans | Pension Plans
Retirement-Related Benefits
Percentage of plan funded			114.00%	114.00%
Qualified Plans | Pension Plans | U.S.
Retirement-Related Benefits
Benefit plan obligation and plan assets transferred to insurers				$ 16,000
Number of participants transferred to insurers | item			100,000
Changes to the benefits to be received by the Transferred Participants		0
Pre-tax pension settlement charge		5,900		$ 5,900
Pension settlement charge, net of tax		$ 4,400
Expected | Qualified Plans | Pension Plans | U.S.
Retirement-Related Benefits
Percentage of transferred participant pension benefits each insurer is responsible to pay					50.00%